Property and Equipment, Net	3 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	March 31, 2026	December 31, 2025
Construction in progress	$7,197,431	$8,386,394
Machinery	176,170,583	172,767,448
Building	85,250,223	83,343,942
Leasehold improvement	6,060,439	6,060,439
Office equipment	4,955,074	4,121,355
Vehicle	597,148	401,024
Total property and equipment	280,230,898	275,080,602
Less: accumulated depreciation	(66,851,646)	(54,432,453)
Total property and equipment, net	$213,379,252	$220,648,149

Depreciation expense was $12,643,752 and $4,778,459, respectively for the three months ended March 31, 2026 and 2025.

As of March 31, 2026, the Company collateralized all of its buildings in TOYO Solar with carrying value of $16,641,605, and machinery with carrying amount of $28,631,472 for the long-term bank credit facility from BIDV (Note 9). As of December 31, 2025, the Company collateralized all of its buildings in TOYO Solar with carrying value of $17,213,790, and machinery with carrying amount of $31,324,354 for the long-term bank credit facility from BIDV (Note 9). As of March 31, 2026, the Company has drawn down loans of $1,361,334 from the long-term bank credit facility from BIDV. As of the date of this report, the Company fully repaid the outstanding balance to BIDV.